TREASURY STOCK	6 Months Ended
Sep. 30, 2022
TREASURY STOCK
TREASURY STOCK

Note 19 – TREASURY STOCK

On December 10, 2018, the Company announced that its board of directors authorized a share repurchase program under which the Company may repurchase up to US$25 million of its ordinary shares in the form of American depositary shares (“ADS”) over the next 12 months. The Company repurchased an aggregate of 1,165,883 ADSs from the open market for a total consideration of US$3,988,370, which was recorded as treasury stock.